Capital Structure and Financial Matters (Tables)	12 Months Ended
Dec. 31, 2021
Capital Structure and Financial Matters
Schedule of changes in the share capital

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2018	12,917,016	12,917
Capital increase at July 17, 2019 (issuance of shares for cash)	997,668	998
Capital increase at July 17, 2019 (conversion of Convertible Debt 1)	302,976	303
Capital increase at July 17, 2019 (conversion of Convertible Debt 2)	848,232	848
Capital increase at December 19, 2019 (issuance of shares for cash)	118,260	118
Share capital, December 31, 2019	15,184,152	15,184
Capital increase at September 17, 2020 (issuance of shares for cash)	745,380	745
Capital increase at October 15, 2020 (issuance of shares for cash)	269,136	269
Share capital, December 31, 2020	16,198,668	16,198
Capital increase at February 9, 2021 (for initial public offering)	3,000,000	3,000
Capital increase at November 9, 2021 (for follow-on offering)	3,942,856	3,943
Capital increase November 2021 (exercised warrants)	62,284	63
Share capital, December 31, 2021	23,203,808	23,204

	December 31,
	2021	2020

	(USD in thousands)
Authorized, issued and fully paid
23,203,808 (2020: 16,198,668) ordinary shares of DKK 1 each (2020: ordinary shares of DKK 1 each)	$3,755	$2,648
	$3,755	$2,648

Schedule of Executive Management's and Board of Director's holding of shares

Number of ordinary shares owned	2021	2020	2019
Niels Iversen Møller	4,292,604	4,292,604	4,292,604
Andreas Holm Mattsson	4,163,832	4,163,832	4,163,832
Lars Aage Staal Wegner	182,124	182,124	182,124
Executive Management in total	8,638,560	8,638,560	8,638,560

Number of ordinary shares owned	2021	2020	2019
Roberto Prego	310,248	310,248	310,248
Thomas William Wylonis (former)	—	485,676	481,860
Marianne Søgaard	41,652	41,652	—
Steven Projan	27,288	27,288	11,736
Board of Directors in total	379,188	864,864	803,844